Subsequent Events (Details Narrative) (10-K) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2019	Jun. 18, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Number of common stok sold				410,000
Average price per shares				$ 4.83
Proceeds from issuance of common stock				$ 1,981,994	$ (18,500)	$ 799,185
Stock Purchase Agreement [Member]
Proceeds from sales of stock				$ 16,673,821
Proceeds from issuance of common stock	$ 7,839,494					$ 20,000,000
Subsequent Event [Member]
Number of common stok sold		250,000
Proceeds from sales of stock		$ 1,173,810
Average price per shares		$ 4.70
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Number of common stock issued	1,583,743
Proceeds from issuance of common stock	$ 7,960,635